Shareholders’ Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders’ Equity

8. Shareholders’ Equity

Ordinary Shares

As of December 31, 2022, the Company’s authorized capital consisted of 400,000,000 ordinary shares with a par value of £0.00001 per share.

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and approved by the shareholders. As of December 31, 2022, the Company has not declared any dividends.

Registered Direct Offering

On March 10, 2022, the Company entered into a purchase agreement with its majority shareholder, Syncona Portfolio Limited, a subsidiary of Syncona Limited, and certain other existing shareholders providing for the issuance and sale by the Company of 24,857,144 of the Company’s American Depositary Shares (“ADSs”) at a price of $1.05 per ADS for total gross proceeds of $26.1 million, in a registered direct offering. The offering closed on March 15, 2022. The Company received net proceeds of approximately $24.2 million from the offering, after deducting offering expenses payable by the Company.

Lincoln Park Capital

On March 18, 2022, the Company entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) under which the Company may at its discretion, sell to Lincoln Park up to $35.0 million of its ADSs over a 36-month period, subject to certain daily limits, applicable prices, and conditions. In addition, under the purchase agreement, the Company issued 954,208 ADSs as commitment shares to Lincoln Park as consideration for its commitment to purchase ADSs under the purchase agreement (the “Commitment Shares”). The Commitment Shares were valued using the closing price of the Company’s ADSs on the date of the purchase agreement resulting in a fair market value of $1.0 million. The fair value of the Commitment Shares as well as issuance costs of $0.2 million associated with the purchase agreement are classified as prepaid expenses and other current assets in the accompanying consolidated balance sheet. As the Company’s ADSs are sold in accordance with the purchase agreement, the fair value of the Commitment Shares and issuance costs will be reclassified to additional paid-in capital on the Company’s consolidated balance sheet. During the year ended December 31, 2022, the Company did not issue any additional ADSs pursuant to the purchase agreement.

Open Market Sale AgreementSM

On November 17, 2021, the Company entered into an Open Market Sale AgreementSM (the "Sales Agreement") with Jefferies LLC ("Jefferies") pursuant to which the Company may issue and sell ADSs having aggregate offering sales proceeds of up to $75.0 million, from time to time, in “at-the-market” offerings pursuant to which Jefferies will act as sales agent and/or principal. During the year ended December 31, 2022, the Company issued 3,037,616 ADSs pursuant to the Sales Agreement, raising approximately $3.2 million in net proceeds.

Initial Public Offering and Impact of Corporate Reorganization

On August 11, 2020, the Company completed its IPO. As part of the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at a public offering price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in additional net proceeds of $18.9 million. The total net proceeds were approximately $161.8 million, after deducting underwriting discounts, commissions and offering expense paid by the Company of $12.5 million.

Prior to the Company’s corporate reorganization and IPO, the Company had issued series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares. As part of the Company’s corporate reorganization and prior to its IPO, all shareholders of Freeline Therapeutics Limited exchanged each of their shares for shares of Freeline Therapeutics Holdings Limited, resulting in each shareholder holding the same number and class of newly issued shares of £1.00 each in Freeline Therapeutics Holdings Limited. Each resulting share was subdivided into (i)

one share of the same class, with a nominal value of £0.00001, and (ii) one deferred share of £0.99999 nominal value. Immediately prior to the closing of the IPO, the different classes of shares were converted into a single class of ordinary shares, and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares created various classes of deferred shares.

Deferred Shares

Deferred shares are a unit of equity that confer to their holder effectively no economic rights or any voting rights. The Company, without the consent of the shareholder, may transfer deferred shares at any time for $nil consideration.

In the first quarter of 2021, (i) 100,000,000 deferred shares of £0.001 each were consolidated into a single deferred share of £100,000 nominal value, and (ii) the remaining 23,638,835 deferred shares of £0.001 each and all 144,500,094 deferred shares of £0.00001 each were canceled. In each of the years ended December 31, 2022, 2021 and 2020, unvested Employee Shares were forfeited upon termination of employment, classified as additional deferred shares of £0.00001 each on the balance sheet and were or will be subsequently cancelled (see Note 9). The remaining deferred share of £100,000 nominal value is presented as a separate class of equity on the balance sheet and statement of shareholders’ equity.

Deferred shares are not included in the Company’s potentially dilutive securities as they are not ordinary shares and have no conversion rights.

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at December 31, 2022, 2021 and 2020. The conversion of preferred and ordinary shares on an approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the years ended December 31, 2021 and 2020 only.

	December 31,
	2022		2021		2020
Ordinary shares	65,113,575		35,854,591		35,854,945
Deferred shares of £0.00001	118,263	(1)	112,077	(2)	144,517,898	(3)
Deferred shares of £0.001	—		—		123,638,835
Deferred shares of £100,000	1		1		—
Total ordinary and deferred shares	65,231,839		35,966,669		304,011,678

(1)
118,263 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).
(2)
112,077 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).
(3)
144,517,898 includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 9).